ORGANIZATION AND DESCRIPTION OF BUSINESS	12 Months Ended
Aug. 31, 2011
Organization, Consolidation and Presentation of Financial Statements
Nature of Operations [Text Block]

NOTE 1. ORGANIZATION AND DESCRIPTION OF BUSINESS

Essense Water, Inc. (the "Company"), was incorporated on January 29, 2009,

under the laws of the State of Nevada. The Company is a development-stage company, established to develop, produce, and market a water-based consumer beverage. It has elected a fiscal year end of August 31.

The Company's authorized share capital consists of 75,000,000 shares of common stock, $0.0001 par value per share. At August 31, 2011 and 2010, the

Company has 12,000,000 shares of its common stock issued and outstanding.